Other long-term liabilities - Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 58,061	$ 55,621
Remediation activities	(5,130)	(1,678)
Accretion	436	1,065
Changes in cash flow estimates	3,828	981
Revision in assumptions	3,402	2,072
Obligation assumed from business acquisition	8,786	0
Closing balance	$ 69,383	$ 58,061